Accumulated Other Comprehensive Income (Loss)	12 Months Ended
May 31, 2013
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss).
Accumulated other comprehensive income (loss) includes currency translation adjustments, certain derivative-related activity, changes in the value of available-for-sale investments and changes in pension assets. The Company generally deems its foreign investments to be essentially permanent in nature and does not provide for taxes on currency translation adjustments arising from translating the investment in a foreign currency to U.S. dollars. When the Company determines that a foreign investment is no longer permanent in nature, estimated taxes are provided for the related deferred tax liability (asset), if any, resulting from currency translation adjustments.

Accumulated other comprehensive income (loss) and the related components, net of tax, are included in the table below:

(in millions)	Unrecognized actuarial gains (losses)	Foreign currency translation adjustments	Unrealized gain (loss) on interest rate swaps	Unrealized gain (loss) on available-for-sale securities	Accumulated other comprehensive income
May 31, 2011	$1.2	$235.8	$(60.4)	$(4.8)	$171.8
OCI before reclassifications	(4.2)	(62.1)	(30.4)	4.3	(92.4)
Reclassifications	—	—	43.5	—	43.5
May 31, 2012	$(3.0)	$173.7	$(47.3)	$(0.5)	$122.9
OCI before reclassifications	(7.0)	(138.2)	(18.1)	3.3	(160.0)
Reclassifications	—	—	31.2	—	31.2
May 31, 2013	$(10.0)	$35.5	$(34.2)	$2.8	$(5.9)

Reclassifications adjustments from OCI are included in the table below:

(in millions)	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2011	Location on Statement of Operations
Interest rate swaps	$49.5	$69.0	$87.9	Interest expense

The tax effects in other comprehensive income are included in the tables below:

	Year Ended May 31, 2013
(in millions)	Before Tax	Tax	Net of Tax
Unrecognized actuarial gains (losses)	$(7.1)	$0.1	$(7.0)
Foreign currency translation adjustments	(142.5)	4.3	(138.2)
Unrealized gain (loss) on interest rate swaps	(27.6)	9.5	(18.1)
Reclassifications on interest rate swaps	49.5	(18.3)	31.2
Unrealized gain (loss) on available-for-sale securities	3.4	(0.1)	3.3
Accumulated other comprehensive income	$(124.3)	$(4.5)	$(128.8)

	Year Ended May 31, 2012
(in millions)	Before Tax	Tax	Net of Tax
Unrecognized actuarial gains (losses)	$(3.4)	$(0.8)	$(4.2)
Foreign currency translation adjustments	(79.9)	17.8	(62.1)
Unrealized gain (loss) on interest rate swaps	(48.1)	17.7	(30.4)
Reclassifications on interest rate swaps	69.0	(25.5)	43.5
Unrealized gain (loss) on available-for-sale securities	4.3	—	4.3
Accumulated other comprehensive income	$(58.1)	$9.2	$(48.9)

	Year Ended May 31, 2011
(in millions)	Before Tax	Tax	Net of Tax
Unrecognized actuarial gains (losses)	$4.7	$(0.2)	$4.5
Foreign currency translation adjustments	330.3	(65.9)	264.4
Unrealized gain (loss) on interest rate swaps	(54.8)	18.8	(36.0)
Reclassifications on interest rate swaps	87.9	(32.4)	55.5
Unrealized gain (loss) on available-for-sale securities	(6.9)	0.9	(6.0)
Accumulated other comprehensive income	$361.2	$(78.8)	$282.4

The tables above have been modified to reflect the retrospective application of ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income for all periods presented.